Related Party Transactions (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Sales				$ 6,128,900
dMobile [Member]
Related Party Transaction [Line Items]
Sales				5,478,900
PPUS [Member]
Related Party Transaction [Line Items]
Sales				$ 650,000